Shareholder Report, Line Graph (Details) 193528_U.S. Global Technology and Aerospace - Defense ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Dec. 27, 2024	Dec. 31, 2025
U.S. Global Technology and Aerospace & Defense ETF
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Global Technology and Aerospace & Defense ETF NAV
Accumulated Value	$ 10,000	$ 13,010
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 11,613